Events After The Reporting Period	12 Months Ended
Dec. 31, 2018
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Events After the Reporting Period
11.	EVENTS AFTER THE REPORTING PERIOD

A. On March 1, 2019, the Company entered into a commercialization agreement with Hong Kong Sansheng Medical Limited (“3SBio”) to commercialize two liposomal products utilizing the Company’s NanoX technology platform in mainland China, excluding Hong Kong and Macau (the “Territory”). Under the terms of the agreement, the Company has received an upfront payment in March 2019 and is eligible to receive further development and sales milestones for a total of up to US$25 million. In addition, the Company is also eligible to receive double-digit profit shares from the potential sales of products. The Company and 3SBio will be jointly responsible for obtaining the regulatory approvals for the products in the Territory. The Company will manufacture the products on its own cost. 3SBio will be responsible to import, promote, market, sell and distribute the products in the Territory at its own responsibilities and expenses.

B. On April 25, 2019, the Company entered into an amendment to the loan and security agreement with Cathay Bank. Please refer to Note 6(10) for details.